Dropdown Predecessor (Details) - USD ($) shares in Millions		1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 01, 2015	Jun. 30, 2016	Jul. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	May 31, 2016
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)						$ 134,981,000
Cash distributions						51,077,000
Revenues (note 8)				$ 286,298,000	$ 314,054,000	877,470,000	$ 890,271,000
Net income (loss)				$ 50,861,000	(51,293,000)	(51,791,000)	53,443,000
Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Long-term debt	$ 745,100,000
Portion of purchase price paid in cash	35,000,000
Entity acquired, Purchase price, excluding promissory note	$ 37,400,000
Operating lease arrangement period, lessor			6 years
Revenues (note 8)					0		69,500,000
Net income (loss)					$ 0		$ 10,100,000
Affiliated Entity [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Percentage of ownership in acquired entity after acquisition	100.00%
Business acquisition, purchase price	$ 529,400,000
Common Units [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units		22.0
Common Units [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units			14.4
General Partner [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)						2,629,000
Cash distributions						$ 480,000
General Partner [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)			$ 6,100,000
General partner's interest			2.00%
July 1, 2016 [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt			$ 300,000,000
Convertible promissory note [Member]
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt								$ 100,000,000
Convertible promissory note [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Interest rate, percentage				6.50%		6.50%
Outstanding principal balance of convertible debt				$ 0		$ 0
Subordinated promissory note [Member]
Business Acquisition [Line Items]
Interest rate, percentage				10.00%		10.00%
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Estimated cost of project	1,260,000,000
Cash distributions	103,300,000
Teekay Corporation [Member] | July 1, 2016 [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Repayments of long-term debt			$ 92,000,000
Teekay Corporation [Member] | Convertible promissory note [Member] | July 1, 2016 [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Long-term debt	$ 492,000,000
Interest rate, percentage	6.50%
Teekay Corporation [Member] | Subordinated promissory note [Member] | July 1, 2016 [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Debt instrument, term						2 years
Working Capital [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price	$ 14,500,000